Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated November 1, 2018
to the Currently Effective Prospectus

The Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) approved a number of changes for Janus Henderson Short Duration Income ETF (the “Fund”). These changes are described below, along with the corresponding changes to the Fund’s Prospectus.

First, the Board approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of the Fund. The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital as the Fund’s assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.35%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Second, the Board approved removing the 3-Month USD LIBOR (“LIBOR”) as the Fund’s benchmark index and replacing it with the FTSE 3-Month US Treasury Bill Index. This change in benchmarks results in corresponding changes to the Fund’s investment objective and principal investment strategies to reflect the new benchmark index. This change in benchmarks is not expected to impact how the Fund is managed.

Third, Janus Capital has named Jason England as an additional co-portfolio manager of the Fund, effective November 1, 2018.

Effective November 1, 2018, the Fund’s Prospectus is supplemented as follows to reflect each of the changes noted above:

2.
The following replaces the Fund’s Investment Objective under “Investment Objective” in the “Fund Summary” section of the Prospectus, to reflect replacing LIBOR with the FTSE 3-Month US Treasury Bill Index:

Janus Henderson Short Duration Income ETF seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month US Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility.

3.
The following replaces the corresponding information under “Principal Investment Strategies” in the “Fund Summary” section of the Prospectus, to reflect replacing LIBOR with the FTSE 3-Month US Treasury Bill Index:

As a general indication of the Fund’s risk/return profile, the portfolio managers will seek to select fixed-income instruments that can provide a return of 2-3% above the FTSE 3-Month US Treasury Bill Index.

Under normal circumstances, the average portfolio duration of the Fund generally will be within 0-2 years of the FTSE 3-Month US Treasury Bill Index.

4.	The following replaces the corresponding information under “Performance Information” in the “Fund Summary” section of the Prospectus:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 11/16/2016
Janus Henderson Short Duration Income ETF
Return Before Taxes	2.07%	1.86%
Return After Taxes on Distributions	1.28%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	1.17%	1.09%
FTSE 3-Month US Treasury Bill Index(1) (reflects no deductions for fees, expenses or taxes)	0.84%	1.13%
3-Month USD LIBOR(1) (reflects no deductions for fees, expenses or taxes)	1.11%	1.08%
(1)
Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown. The Fund has elected to use the FTSE 3-Month US Treasury Bill Index as the Fund’s broad-based securities market index instead of the 3-Month USD LIBOR because: (i) Janus Capital believes the FTSE 3-Month US Treasury Bill Index is a more appropriate benchmark against which to measure the Fund’s performance; and (2) regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

The Long-Term Care ETF

The Obesity ETF

The Organics ETF

Supplement dated November 1, 2018

to the Currently Effective Prospectuses

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, and The Organics ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital and also provides for further management fee rate reductions as assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.50%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective November 1, 2018, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.50% to 0.35% to reflect a new management fee rate schedule effective November 1, 2018. The restated Management Fee is based on assets under management as of September 21, 2018 and assumes the Fund held such assets as of October 31, 2018, the Fund’s fiscal year end.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Supplement dated November 1, 2018

to the Currently Effective Prospectus

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Mortgage-Backed Securities ETF (the “Fund”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital as the Fund’s assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.35%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Please retain this Supplement with your records.

Janus Henderson Short Duration Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated November 1, 2018
to the Currently Effective Prospectus

The Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) approved a number of changes for Janus Henderson Short Duration Income ETF (the “Fund”). These changes are described below, along with the corresponding changes to the Fund’s Prospectus.

First, the Board approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of the Fund. The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital as the Fund’s assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.35%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Second, the Board approved removing the 3-Month USD LIBOR (“LIBOR”) as the Fund’s benchmark index and replacing it with the FTSE 3-Month US Treasury Bill Index. This change in benchmarks results in corresponding changes to the Fund’s investment objective and principal investment strategies to reflect the new benchmark index. This change in benchmarks is not expected to impact how the Fund is managed.

Third, Janus Capital has named Jason England as an additional co-portfolio manager of the Fund, effective November 1, 2018.

Effective November 1, 2018, the Fund’s Prospectus is supplemented as follows to reflect each of the changes noted above:

2.
The following replaces the Fund’s Investment Objective under “Investment Objective” in the “Fund Summary” section of the Prospectus, to reflect replacing LIBOR with the FTSE 3-Month US Treasury Bill Index:

Janus Henderson Short Duration Income ETF seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month US Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility.

3.
The following replaces the corresponding information under “Principal Investment Strategies” in the “Fund Summary” section of the Prospectus, to reflect replacing LIBOR with the FTSE 3-Month US Treasury Bill Index:

As a general indication of the Fund’s risk/return profile, the portfolio managers will seek to select fixed-income instruments that can provide a return of 2-3% above the FTSE 3-Month US Treasury Bill Index.

Under normal circumstances, the average portfolio duration of the Fund generally will be within 0-2 years of the FTSE 3-Month US Treasury Bill Index.

4.	The following replaces the corresponding information under “Performance Information” in the “Fund Summary” section of the Prospectus:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 11/16/2016
Janus Henderson Short Duration Income ETF
Return Before Taxes	2.07%	1.86%
Return After Taxes on Distributions	1.28%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	1.17%	1.09%
FTSE 3-Month US Treasury Bill Index(1) (reflects no deductions for fees, expenses or taxes)	0.84%	1.13%
3-Month USD LIBOR(1) (reflects no deductions for fees, expenses or taxes)	1.11%	1.08%
(1)
Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown. The Fund has elected to use the FTSE 3-Month US Treasury Bill Index as the Fund’s broad-based securities market index instead of the 3-Month USD LIBOR because: (i) Janus Capital believes the FTSE 3-Month US Treasury Bill Index is a more appropriate benchmark against which to measure the Fund’s performance; and (2) regulators have signaled intent to phase out LIBOR as a key market interest rate by the end of 2021.

Please retain this Supplement with your records.

Janus Henderson Small Cap Growth Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Supplement dated November 1, 2018
to the Currently Effective Prospectuses

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, and The Organics ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital and also provides for further management fee rate reductions as assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.50%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective November 1, 2018, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.50% to 0.35% to reflect a new management fee rate schedule effective November 1, 2018. The restated Management Fee is based on assets under management as of September 21, 2018 and assumes the Fund held such assets as of October 31, 2018, the Fund’s fiscal year end.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Please retain this Supplement with your records.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

Supplement dated November 1, 2018
to the Currently Effective Prospectuses

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, and The Organics ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital and also provides for further management fee rate reductions as assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.50%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective November 1, 2018, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.50% to 0.35% to reflect a new management fee rate schedule effective November 1, 2018. The restated Management Fee is based on assets under management as of September 21, 2018 and assumes the Fund held such assets as of October 31, 2018, the Fund’s fiscal year end.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Please retain this Supplement with your records.

The Long-Term Care ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust

The Long-Term Care ETF

Supplement dated November 1, 2018
to the Currently Effective Prospectuses

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, and The Organics ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital and also provides for further management fee rate reductions as assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.50%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective November 1, 2018, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.50% to 0.35% to reflect a new management fee rate schedule effective November 1, 2018. The restated Management Fee is based on assets under management as of September 21, 2018 and assumes the Fund held such assets as of October 31, 2018, the Fund’s fiscal year end.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Please retain this Supplement with your records.

The Obesity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust

The Obesity ETF

Supplement dated November 1, 2018
to the Currently Effective Prospectuses

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, and The Organics ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital and also provides for further management fee rate reductions as assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.50%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective November 1, 2018, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.50% to 0.35% to reflect a new management fee rate schedule effective November 1, 2018. The restated Management Fee is based on assets under management as of September 21, 2018 and assumes the Fund held such assets as of October 31, 2018, the Fund’s fiscal year end.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Please retain this Supplement with your records.

The Organics ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust

The Organics ETF

Supplement dated November 1, 2018
to the Currently Effective Prospectuses

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, and The Organics ETF (each a “Fund” and, together, the “Funds”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Funds to Janus Capital and also provides for further management fee rate reductions as assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.50%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Each Fund’s Prospectus is supplemented as indicated below:

1.	Effective November 1, 2018, the following replaces the corresponding information under “Fund Summary-Fees and Expenses of the Fund” for each of the Funds:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%
(1)
The Fund’s Management Fee is a “unitary” fee that is designed to pay substantially all operating expenses, except for distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Management Fee has been restated from 0.50% to 0.35% to reflect a new management fee rate schedule effective November 1, 2018. The restated Management Fee is based on assets under management as of September 21, 2018 and assumes the Fund held such assets as of October 31, 2018, the Fund’s fiscal year end.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Please retain this Supplement with your records.

Janus Henderson Mortgage-Backed Securities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Supplement dated November 1, 2018
to the Currently Effective Prospectus

The Board of Trustees of Janus Detroit Street Trust (the “Trust”) approved an amendment (“Amendment”) to the Investment Advisory and Management Agreement between the Trust and Janus Capital Management LLC (“Janus Capital”) on behalf of Janus Henderson Mortgage-Backed Securities ETF (the “Fund”). The Amendment provides for a new management fee rate schedule that reduces the annual management fee rate payable by the Fund to Janus Capital as the Fund’s assets grow. The new annual management fee rate schedule is effective November 1, 2018. A comparison of the current and new management fee rate schedules (each expressed as an annual rate) is shown below.

CURRENT Average Daily Net Assets	NEW Daily Net Assets
0.35%	$0-$500 million Next $500 million Over $1 billion	0.35% 0.28% 0.20%

Please retain this Supplement with your records.